REVENUE - REVENUE DISAGGREGATED BY REVENUE SOURCE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 451,167	$ 187,413	$ 871,606	$ 283,044	$ 720,133	$ 170,831
Securities lending	39,448	28,633	75,074	35,138	98,165	6,380
Margin interest	31,230	10,958	58,961	18,787	66,781	19,104
Interest on segregated cash and securities	931	1,436	2,041	10,632	13,401	36,281
Other interest revenue	1,368	526	2,197	2,516	3,972	9,865
Interest expenses related to credit facilities	(5,268)	(1,555)	(8,067)	(3,059)	(4,882)	(991)
Net interest revenues	67,709	39,998	130,206	64,014	177,437	70,639
Total net revenues	565,333	244,211	1,087,507	371,761	958,833	277,533
Options
Disaggregation of Revenue [Line Items]
Revenues	164,604	111,148	362,464	170,908	440,070	110,656
Cryptocurrencies
Disaggregation of Revenue [Line Items]
Revenues	233,103	5,320	320,690	9,558	26,708	9,487
Equities
Disaggregation of Revenue [Line Items]
Revenues	52,012	70,606	185,313	102,195	251,200	50,688
Other
Disaggregation of Revenue [Line Items]
Revenues	1,448	339	3,139	383	2,155	0
Other revenues
Disaggregation of Revenue [Line Items]
Revenues	$ 46,457	$ 16,800	$ 85,695	$ 24,703	$ 61,263	$ 36,063